Related parties - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [Line Items]
Customer deposits	€ 640,799,000	€ 617,400,000
Interest paid	14,193,000	8,705,000	€ 9,672,000
Key management personnel
Disclosure of key management personnel compensation [Line Items]
Vesting of variable remuneration	14,000	13,000
Loans and advances outstanding	2,700	2,400
Loan commitments	203	197
Interest received	62	37
Customer deposits	11,500	6,100
Interest paid	€ 36	€ 14